Disaggregated Revenue - Schedule of Disaggregated Revenue by Major Categories (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 222,024,330	$ 28,319,430	$ 378,169,751	$ 251,979,875
Percentage of disaggregated revenue	100.00%	100.00%	100.00%	100.00%
Construction management and engineering design services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 191,382,877	$ 24,411,081	$ 357,667,837	$ 230,970,927
Percentage of disaggregated revenue	86.20%	86.20%	94.60%	91.70%
Maintenance services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue			$ 4,888,206	$ 7,028,760
Percentage of disaggregated revenue			1.30%	2.80%
WaaS [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 1,186,047	$ 151,282	$ 391,925
Percentage of disaggregated revenue	0.50%	0.50%	0.10%
Construction consultancy services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 6,255,000	$ 797,832
Percentage of disaggregated revenue	2.80%	2.80%
Asset management services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 396,257	$ 50,543	$ 6,990,000	$ 5,990,000
Percentage of disaggregated revenue	0.20%	0.20%	1.80%	2.30%
Professional consultancy services [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 7,183,907	$ 916,314	$ 8,231,783	$ 7,990,188
Percentage of disaggregated revenue	3.30%	3.30%	2.20%	3.20%
Rental income of cold storage facility [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 9,817,277	$ 1,252,204
Percentage of disaggregated revenue	4.40%	4.40%
Sales of food and agricultural products [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 5,802,965	$ 740,174
Percentage of disaggregated revenue	2.60%	2.60%